Organization and Business Description (Details) - Schedule of Income Statement - VIP [Member] - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Principal Transaction Revenue [Line Items]
Total net revenue	$ 232,745	$ 319,137
Net loss	$ (1,175,262)	$ (5,555,784)